Other current liabilities (Restated) (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Other current liabilities
Other current liabilities (Restated)

(In millions of U.S. dollars)	December 31, 2016	December 31, 2015
		Restated
Derivative financial instruments (1)	70.7	86.2
Accrued interest expense	18.6	17.9
Accrued expenses	14.7	22.5
Employee withheld taxes, social security and vacation payment	8.2	18.7
Withheld business taxes	4.0	6.6
Short term portion of deferred revenues	9.6	21.6
Total other current liabilities	125.8	173.5

(1)
Derivative financial instruments consist of unrealized losses on interest rate swaps, cross currency swaps and foreign exchange rate forwards. Additional disclosure has been provided in Note 22 "Risk management and financial instruments".